RISK MANAGEMENT - Concentration of loan by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Gross loans and advances to customers	$ 253,951,647	$ 269,923,739
Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	43,813,331	45,381,330
Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	95,286,052	110,771,211
Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	84,759,678	83,018,588
Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	30,092,586	30,752,610
Commercial
RISK MANAGEMENT
Gross loans and advances to customers	134,687,396	143,537,853
Commercial | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	40,601,345	41,624,418
Commercial | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	57,828,301	63,696,431
Commercial | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	35,936,869	38,127,660
Commercial | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	320,881	89,344
Commercial | Corporate
RISK MANAGEMENT
Gross loans and advances to customers	69,843,654	79,766,203
Commercial | Corporate | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	22,360,108	22,737,806
Commercial | Corporate | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	27,329,312	32,474,514
Commercial | Corporate | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	19,970,727	24,547,720
Commercial | Corporate | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	183,507	6,163
Commercial | SME
RISK MANAGEMENT
Gross loans and advances to customers	14,200,557	15,864,828
Commercial | SME | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	4,486,326	4,715,405
Commercial | SME | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	7,497,307	9,011,823
Commercial | SME | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,200,274	2,110,855
Commercial | SME | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	16,650	26,745
Commercial | Others
RISK MANAGEMENT
Gross loans and advances to customers	50,643,185	47,906,822
Commercial | Others | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	13,754,911	14,171,207
Commercial | Others | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	23,001,682	22,210,094
Commercial | Others | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	13,765,868	11,469,085
Commercial | Others | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	120,724	56,436
Consumer
RISK MANAGEMENT
Gross loans and advances to customers	54,591,769	59,588,721
Consumer | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	1,289,150	1,276,398
Consumer | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	26,549,043	36,662,101
Consumer | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	26,086,537	20,790,945
Consumer | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	667,039	859,277
Consumer | Credit card
RISK MANAGEMENT
Gross loans and advances to customers	11,207,731	11,388,043
Consumer | Credit card | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	417,390	341,644
Consumer | Credit card | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	1,755,518	9,658,986
Consumer | Credit card | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	9,034,823	1,387,413
Consumer | Vehicle
RISK MANAGEMENT
Gross loans and advances to customers	5,409,226	5,173,235
Consumer | Vehicle | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	55,295	56,869
Consumer | Vehicle | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	2,982,439	2,453,692
Consumer | Vehicle | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,371,163	2,662,171
Consumer | Vehicle | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	329	503
Consumer | Order of payment
RISK MANAGEMENT
Gross loans and advances to customers	9,461,889	10,838,679
Consumer | Order of payment | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	57,211	53,455
Consumer | Order of payment | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	1,872,546	1,955,842
Consumer | Order of payment | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	7,061,605	8,274,849
Consumer | Order of payment | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	470,527	554,533
Consumer | Others
RISK MANAGEMENT
Gross loans and advances to customers	28,512,923	32,188,764
Consumer | Others | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	759,254	824,430
Consumer | Others | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	19,938,540	22,593,581
Consumer | Others | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	7,618,946	8,466,512
Consumer | Others | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	196,183	304,241
Mortgage
RISK MANAGEMENT
Gross loans and advances to customers	36,250,408	37,371,373
Mortgage | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	75,189	65,252
Mortgage | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	1,005,831	1,017,950
Mortgage | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	9,601,783	10,018,853
Mortgage | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	25,567,605	26,269,318
Mortgage | VIS
RISK MANAGEMENT
Gross loans and advances to customers	12,997,624	12,318,512
Mortgage | VIS | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	23,303	16,905
Mortgage | VIS | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	264,232	246,203
Mortgage | VIS | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,157,322	1,934,490
Mortgage | VIS | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	10,552,767	10,120,914
Mortgage | Non-VIS
RISK MANAGEMENT
Gross loans and advances to customers	23,252,784	25,052,861
Mortgage | Non-VIS | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	51,886	48,347
Mortgage | Non-VIS | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	741,599	771,747
Mortgage | Non-VIS | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	7,444,461	8,084,363
Mortgage | Non-VIS | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	15,014,838	16,148,404
Financial Leases
RISK MANAGEMENT
Gross loans and advances to customers	27,277,057	28,097,716
Financial Leases | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	1,639,218	2,215,774
Financial Leases | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	9,165,622	8,560,553
Financial Leases | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	12,939,908	13,798,615
Financial Leases | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	3,532,309	3,522,774
Small Business Loans [Member]
RISK MANAGEMENT
Gross loans and advances to customers	1,145,017	1,328,076
Small Business Loans [Member] | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	208,429	199,488
Small Business Loans [Member] | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	737,255	834,176
Small Business Loans [Member] | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	194,581	282,515
Small Business Loans [Member] | Greater than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	$ 4,752	$ 11,897